Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC
Central Index Key	dei_EntityCentralIndexKey	0000924211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s asset allocation strategy diversifies investments directly or indirectly among a broad range of U.S. and foreign income-oriented equity and fixed-income securities. The fund generally seeks diversification across markets, industries, and issuers to reduce volatility.
While the fund is not required to allocate its assets in any fixed proportion, over the long term, the fund’s equity allocations are expected to range from approximately 20% to 60% of the fund’s assets, and the fund’s fixed-income allocations are expected to range from approximately 40% to 80% of the fund’s assets. To gain exposure to investment disciplines and categories, the fund may invest in varying combinations of other American Century funds (affiliated funds), unaffiliated funds, equity and debt securities, and certain derivative instruments. With respect to both equity and fixed-income allocations, the fund may invest in affiliated and unaffiliated funds (acquired funds) to an unlimited extent.
The equity portion of the fund provides broad exposure to income-oriented equity securities and equity-equivalent securities, including securities convertible into common stock. The portfolio managers look for equity securities of companies of all sizes with a favorable income-paying history that have prospects for income payments to continue or increase. To select stocks for purchase, the portfolio managers draw on fundamental value research and analysis as well as quantitative management techniques. The fund may invest in master limited partnerships and may also invest, directly or indirectly, in companies engaged in the utilities industry and real estate industry (including investment in real estate investment trusts).
The fixed-income portion of the fund represents a diverse range of debt securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield) and that are payable in U.S. and foreign currencies. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality. The fixed-income portion of the fund is expected to include corporate bonds and notes, government, asset-backed, mortgage-backed and similar debt securities. The fund may also invest a portion of its assets in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, which may or may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. The fixed-income portion of the fund has no average maturity limitations, but typically invests in intermediate-term and long-term debt securities.
The fund’s foreign investments may include securities of issuers located in developed and emerging market countries, as well as foreign currencies.
The fund invests in derivative instruments, including foreign currency exchange contracts, in order to shift its investment exposure from one currency into another, for hedging purposes or to enhance income or returns.
Securities may be sold when the portfolio managers believe they no longer represent attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk - The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Style Risk - The fund employs a mix of investment styles, each of which has risks associated with it. If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other funds using different investment styles. Value stocks may continue to be undervalued by the market for long periods of time.

•
Investment Process Risk - Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•
Utilities Investing Risk - Investments in the utilities industry may at times be limited to a relatively small number of securities. To the extent the fund invests in utilities securities, it may, therefore, be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Utilities industry companies are subject to various industry-specific risks.

•
Real Estate Investing Risk - The fund’s real estate investments may subject the fund to risks similar to those associated with direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

•
Master Limited Partnerships Risk - The value of master limited partnerships (MLP) units listed and traded on U.S. securities exchanges may fluctuate based on prevailing market conditions and the success of the MLP. Investments in MLP units present additional risks than investments in common stock and special tax risks.

•
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High Yield Risk - Issuers of high-yield securities (junk bonds) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Interest Rate Risk - Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.

•
Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk - The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk - The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency trends are unpredictable, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.

•
Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•
Forward Foreign Currency Contract Risk - The fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund’s holdings.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the securities it owns and other factors generally affecting the securities market.

•	Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMJVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMJIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund | A Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMJAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund | C Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMJCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMJWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Strategic Asset Allocation Prospectus | Multi-Asset Income Fund | R6 Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMJRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 180

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century funds. This waiver, which is based on estimated amounts for the current fiscal year, is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.